Financial Instruments and Risk Management (Schedule of Company's Price Sensitivity Impact on Equity) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financial Instruments And Risk Management [Line Items]
Percentage of increase in price	10.00%
Percentage of decrease in price	10.00%
10% Increase Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ 4,564	€ 3,656
10% Decrease Of U.S. Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(4,564)	(3,656)
10% Increase Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,868	5,028
10% Decrease Of Singapore Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(5,868)	(5,028)
10% Increase Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	56,693	66,702
10% Decrease Of Hong Kong Dollar Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	(56,693)	(66,702)
10% Increase Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	5,294	4,908
10% Decrease Of Japanese Yen Versus Euro [Member]
Financial Instruments And Risk Management [Line Items]
Changes recognized in equity due to revaluation effect of foreign currency translation	€ (5,294)	€ (4,908)